UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpaw Asset Management LP
Address: Four Greenwich Office Park

         Greenwich, Connecticut  06831

13F File Number:  28-12926

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Wyman
Title:     Managing Member of the GP, Southpaw Holdings LLC
Phone:     203.862.6200

Signature, Place, and Date of Signing:

     Kevin Wyman     Greenwich, Connecticut     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     11

Form13F Information Table Value Total:     $113,628 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARVINMERITOR INC               NOTE 4.625% 3/0  043353AF8    21037 22000000 PRN      SOLE                 22000000
COINSTAR INC                   NOTE 4.000% 9/0  19259PAF9     7049  6550000 PRN      SOLE                  6550000
D R HORTON INC                 NOTE 2.000% 5/1  23331ABB4    15753 13350000 PRN      SOLE                 13350000
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6     6889  8250000 PRN      SOLE                  8250000
MCMORAN EXPLORATION CO         NOTE 5.250%10/0  582411AE4    28321 25514000 PRN      SOLE                 25514000
MENTOR GRAPHICS CORP           SDCV 6.250% 3/0  587200AF3     7498  7730000 PRN      SOLE                  7730000
SESI L L C                     NOTE 1.500%12/1  78412FAH7     5143  5500000 PRN      SOLE                  5500000
SYMANTEC CORP                  NOTE 0.750% 6/1  871503AD0     5720  5500000 PRN      SOLE                  5500000
TIME WARNER TELECOM INC        DBCV 2.375% 4/0  887319AC5     9576  8400000 PRN      SOLE                  8400000
UNITED RENTALS NORTH AMER IN   NOTE 1.875%10/1  911365AH7     2702  2740000 PRN      SOLE                  2740000
VALERO ENERGY CORP NEW         COM              91913Y100     3940   200000 SH  PUT  SOLE                   200000